UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07672

Name of Fund: BlackRock New York Investment Quality Municipal Trust, Inc. (RNY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock New York Investment Quality Municipal Trust, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2010

Date of reporting period: 04/30/2010

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2010 (Unaudited)	BlackRock New York Investment Quality Municipal Trust (RNY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York — 133.2%

Corporate — 18.2%
Chautauqua County Industrial Development Agency, RB, NRG Dunkirk Power Project, 5.88%, 4/01/42	$130	$132,167
Essex County Industrial Development Agency New York, RB, International Paper Co. Project, Series A, AMT, 6.63%, 9/01/32	100	103,777
Jefferson County Industrial Development Agency New York, Refunding RB, Solid Waste, Series A, AMT, 5.20%, 12/01/20	150	147,125
New York City Industrial Development Agency, RB:
American Airlines Inc., JFK International Airport, AMT, 7.63%, 8/01/25	800	811,176
American Airlines Inc., JFK International Airport, AMT, 7.75%, 8/01/31	300	306,717
Liberty-IAC/InteractiveCorp, 5.00%, 9/01/35	250	217,455
New York Liberty Development Corp., RB, Goldman Sachs Headquarters:
5.25%, 10/01/35	550	552,283
5.50%, 10/01/37	200	208,106
Port Authority of New York & New Jersey, RB, Continental Airlines Inc. and Eastern Air Lines Inc. Project, LaGuardia, AMT, 9.13%, 12/01/15	850	851,334

		3,330,140

County/City/Special District/School District — 36.2%
Brooklyn Arena Local Development Corp., RB, Barclays Center Project, 6.38%, 7/15/43	100	102,422
City of New York New York, GO, Refunding, Series A:
6.00%, 5/15/10 (a)	500	506,190
6.00%, 5/15/30	10	10,128
Haverstraw-Stony Point Central School District New York, GO (AGM), 3.00%, 10/15/26	250	211,675
Hudson Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	200	192,252
(FGIC), 5.00%, 2/15/47	100	96,126

Municipal Bonds	Par (000)	Value

New York (continued)

County/City/Special District/School District (concluded)
Hudson Yards Infrastructure Corp., RB (concluded):
(NPFGC), 4.50%, 2/15/47	$115	$106,304
New York City Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium (AGC), 5.78%, 3/01/35 (b)	400	100,736
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	100	110,160
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/39	250	219,667
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/46	400	346,620
New York City Transitional Finance Authority, RB:
Fiscal 2009, Series S-3, 5.25%, 1/15/39	150	159,243
Future Tax Secured, Series B, 6.00%, 5/15/10 (a)	565	571,995
Future Tax Secured, Series B, 6.00%, 5/15/10 (a)	1,000	1,012,380
New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC), 5.00%, 11/15/44	700	697,697
New York State Dormitory Authority, RB, State University Dormitory Facilities, Series A, 5.00%, 7/01/39	100	105,098
Sales Tax Asset Receivable Corp., RB, Series A (AMBAC), 5.00%, 10/15/32	2,000	2,075,100

		6,623,793

Education — 17.6%
Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A:
7.00%, 5/01/25	95	38,001
7.00%, 5/01/35	60	24,001
City of Troy New York, Refunding RB, Rensselaer Polytechnic, Series A, 5.13%, 9/01/40	100	102,127
Nassau County Industrial Development Agency, Refunding RB, New York Institute Of Technology Project, Series A, 4.75%, 3/01/26	100	98,247

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
ERB	Education Revenue Bonds
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds

BLACKROCK NEW YORK INVESTMENT QUALITY MUNICIPAL TRUST	APRIL 30, 2010	1

Schedule of Investments (continued)	BlackRock New York Investment Quality Municipal Trust (RNY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York (continued)

Education (concluded)
New York City Industrial Development Agency, Refunding RB, Polytechnic University Project (ACA), 5.25%, 11/01/37	$100	$88,856
New York Liberty Development Corp., RB, National Sports Museum Project, Series A, 6.13%, 2/15/19 (c)(d)	175	2
New York State Dormitory Authority, RB:
5.83%, 7/01/39 (e)	175	145,028
Mount Sinai School of Medicine, 5.13%, 7/01/39	275	277,082
New York University, Series 1 (AMBAC), 5.50%, 7/01/40	250	294,542
Rochester Institute of Technology, Series A, 6.00%, 7/01/33	175	193,018
University of Rochester, Series A, 5.13%, 7/01/39	200	208,836
Vassar College, 5.00%, 7/01/49	100	103,009
New York State Dormitory Authority, Refunding RB:
Brooklyn Law School, 5.75%, 7/01/33	75	77,146
Teachers College, 5.50%, 3/01/39	200	209,678
Schenectady County Industrial Development Agency, Refunding RB, Union College Project, 5.00%, 7/01/31	500	520,685
Suffolk County Industrial Development Agency, Refunding RB, New York Institute of Technology Project, 5.00%, 3/01/26	100	100,163
Trust for Cultural Resources, RB, Series A:
Carnegie Hall, 4.75%, 12/01/39	200	200,604
Carnegie Hall, 5.00%, 12/01/39	150	154,134
Juilliard School, 5.00%, 1/01/39	250	266,262
Yonkers Industrial Development Agency New York, RB, Sarah Lawrence College Project, Series A, 6.00%, 6/01/41	125	130,322

		3,231,743

Health — 19.7%
Genesee County Industrial Development Agency New York, Refunding RB, United Memorial Medical Center Project, 5.00%, 12/01/27	100	85,193
New York State Dormitory Authority, MRB, Hospital, Lutheran Medical (NPFGC), 5.00%, 8/01/31	250	250,937
New York State Dormitory Authority, RB:
New York & Presbyterian Hospital (AGM), 5.25%, 2/15/31	100	103,561

Municipal Bonds	Par (000)	Value

New York (continued)

Health (concluded)
New York State Dormitory Authority, RB (concluded):
New York State Association for Retarded Children, Inc., Series A, 6.00%, 7/01/32	$75	$80,685
North Shore-Long Island Jewish Health System, Series A, 5.50%, 5/01/37	175	179,368
North Shore-Long Island Jewish Health System, Series A, 5.75%, 5/01/37	250	260,697
NYU Hospital Center, Series B, 5.63%, 7/01/37	150	154,215
New York State Dormitory Authority, Refunding RB:
Kateri Residence, 5.00%, 7/01/22	1,000	1,030,490
Mount Sinai Health, Series A, 6.50%, 7/01/25	1,000	1,012,710
North Shore-Long Island Jewish Health System, Series E, 5.50%, 5/01/33	150	152,879
St. Luke’s Roosevelt Hospital (FHA), 4.90%, 8/15/31	100	98,588
Saratoga County Industrial Development Agency New York, RB, Saratoga Hospital Project, Series B, 5.25%, 12/01/32	100	96,409
Suffolk County Industrial Development Agency New York, Refunding RB, Jeffersons Ferry Project, 5.00%, 11/01/28	115	105,010

		3,610,742

Housing — 10.1%
New York City Housing Development Corp., RB:
Series A (GNMA), 5.25%, 5/01/30	1,000	1,017,300
Series B1, AMT, 5.15%, 11/01/37	250	251,897
Series J-2-A, AMT, 4.75%, 11/01/27	500	494,145
New York Mortgage Agency, Refunding RB, Series 143, AMT, 4.90%, 10/01/37	100	95,779

		1,859,121

State — 9.4%
New York State Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	150	170,040
New York State Dormitory Authority, LRB, Municipal Health Facilities, Sub-Series 2-4, 4.75%, 1/15/30	300	302,484
New York State Dormitory Authority, Refunding RB, State University Educational Facilities, Series A (AMBAC), 5.25%, 5/15/15	1,005	1,113,128

2	BLACKROCK NEW YORK INVESTMENT QUALITY MUNICIPAL TRUST	APRIL 30, 2010

Schedule of Investments (continued)	BlackRock New York Investment Quality Municipal Trust (RNY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York (concluded)

State (concluded)
State of New York, GO, Series A, 5.00%, 2/15/39	$125	$131,810

		1,717,462

Transportation — 4.6%
Metropolitan Transportation Authority, RB:
Series 2008C, 6.50%, 11/15/28	250	290,322
Series B, 4.50%, 11/15/37	150	143,603
Port Authority of New York & New Jersey, RB, Consolidated 116th Series, 4.13%, 9/15/32	250	242,973
Triborough Bridge & Tunnel Authority, RB, General Purpose, Series A (NPFGC), 5.00%, 1/01/32	155	158,926

		835,824

Utilities — 17.4%
Albany Municipal Water Finance Authority, RB, Series B (NPFGC), 5.00%, 12/01/33	1,000	1,000,010
Long Island Power Authority, Refunding RB, Series A, 6.25%, 4/01/33	100	115,518
New York City Municipal Water Finance Authority, RB, Series C, 5.13%, 6/15/33	1,000	1,036,020
New York City Municipal Water Finance Authority, Refunding RB, Series B (AGM), 5.00%, 6/15/36	1,000	1,032,410

		3,183,958

Total Municipal Bonds in Total New York		24,392,783

Guam — 1.9%

State — 0.6%
Territory of Guam, GO, Series A, 7.00%, 11/15/39	100	106,784

Tobacco — 0.5%
Guam Economic Development & Commerce Authority, Refunding RB, Tobacco Settlement Asset-Backed, 5.63%, 6/01/47	100	85,222

Utilities — 0.8%
Guam Government Waterworks Authority, Refunding RB, Water, 5.88%, 7/01/35	150	147,146

Total Municipal Bonds in Guam		339,152

Puerto Rico — 14.9%

County/City/Special District/School District — 3.4%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.00%, 8/01/42	500	540,865

Municipal Bonds	Par (000)	Value

Puerto Rico (concluded)

County/City/Special District/School District (concluded)
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (NPFGC), 5.78%, 8/01/41 (b)	$550	$86,873

		627,738

Education — 4.0%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, RB, Ana G. Mendez University System Project, 5.00%, 3/01/26	800	723,440

State — 5.1%
Commonwealth of Puerto Rico, GO, Refunding:
Public Improvement, Series C, 6.00%, 7/01/39	100	105,320
Sub-Series C-7 (NPFGC), 6.00%, 7/01/28	250	265,202
Puerto Rico Commonwealth Infrastructure Financing Authority, RB, CAB, Series A (AMBAC), 4.99%, 7/01/44 (b)	395	37,861
Puerto Rico Public Finance Corp., RB, Commonwealth Appropriation, Series E, 5.50%, 2/01/12 (a)	495	533,897

		942,280

Tobacco — 2.4%
Children’s Trust Fund, Refunding RB, Asset-Backed, 5.63%, 5/15/43	500	440,195

Total Municipal Bonds in Puerto Rico		2,733,653

Total Municipal Bonds – 150.0%		27,465,588

Municipal Bonds Transferred to Tender Option Bond Trusts (f)

New York — 0.6%

Utilities — 0.6%
New York City Municipal Water Finance Authority, RB, Fiscal 2009, Series A, 5.75%, 6/15/40	105	118,775

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 0.6%		118,775

Total Long-Term Investments (Cost – $27,253,781) – 150.6%		27,584,363

BLACKROCK NEW YORK INVESTMENT QUALITY MUNICIPAL TRUST	APRIL 30, 2010	3

Schedule of Investments (concluded)	BlackRock New York Investment Quality Municipal Trust (RNY)
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

CMA New York Municipal Money Fund 0.00% (g)(h)	175,543	$175,543

Total Short-Term Securities (Cost – $175,543) – 1.0%		175,543

Total Investments (Cost – $27,429,324*) – 151.6%		27,759,906
Other Assets Less Liabilities – 1.9%		347,154
Liability for Trust Certificates, Including Interest Expense and Fees Payable – (0.4)%		(70,035)
Preferred Shares, at Redemption Value – (53.1)%		(9,725,908)

Net Assets Applicable to Common Shares– 100.0%		$18,311,117

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2010, as computed for federal income tax purposes, were as follows:

	Aggregate cost	$27,362,772

	Gross unrealized appreciation	$969,148
	Gross unrealized depreciation	(641,988)

	Net unrealized appreciation	$327,160

(a)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	Non-income producing security.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield.

(f)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(g)	Investment in Companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 were as follows:

Affiliate	Shares Held at July 31, 2009	Net Activity	Shares Held at April 30, 2010	Income

CMA New York Municipal Money Fund	317,150	(141,607)	175,543	$60

(h)	Represents the current yield as of report date.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of April 30, 2010 in determining the fair valuation of the Trust’s investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Long-Term Investments[1]	—	$27,584,363	—	$27,584,363
Short-Term Securities	$175,543	—	—	175,543

Total	$175,543	$27,584,363	—	$27,759,906

[1]	See above Schedule of Investments for values in each sector.

4	BLACKROCK NEW YORK INVESTMENT QUALITY MUNICIPAL TRUST	APRIL 30, 2010

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Investment Quality Municipal Trust, Inc.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock New York Investment Quality Municipal Trust, Inc.

Date: June 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock New York Investment Quality Municipal Trust, Inc.

Date: June 28, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Investment Quality Municipal Trust, Inc.

Date: June 28, 2010